Taxation - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Taxes [Line Items]
Income taxes rate	26.50%	26.50%
Effective income tax expense (benefit) rate	0.60%	13.60%
Tax expense (benefit)	$ (123)	$ 417
Percentage of increase in effective tax rate	1.00%
Sensitivity to change in effective tax rate	$ 21
Current tax expense	517	805
Deferred tax expense income relating to rate changes or imposition of new taxes		100
Deferred tax benefit	(640)	(388)
SWITZERLAND
Disclosure Of Income Taxes [Line Items]
Tax expense (benefit)	$ 4
Organization For Economic Cooperation And Development [Member]
Disclosure Of Income Taxes [Line Items]
Minimum tax rate percentage as per top up taxes	15.00%
Tax Audit Settlement And Lapse Of Statute Of Limitation [Member]
Disclosure Of Income Taxes [Line Items]
Current tax expense		82
Elite [Member]
Disclosure Of Income Taxes [Line Items]
Current tax expense		77
Law Business [Member]
Disclosure Of Income Taxes [Line Items]
Current tax expense	$ 54
Prior Period Tax [Member]
Disclosure Of Income Taxes [Line Items]
Deferred tax benefit	468
Investments accounted for using equity method [member]
Disclosure Of Income Taxes [Line Items]
Tax expense (benefit)	253
New Legislation [Member] | CANADA
Disclosure Of Income Taxes [Line Items]
Deferred tax expense income relating to rate changes or imposition of new taxes	$ (468)
Other Finance Income [Member]
Disclosure Of Income Taxes [Line Items]
Tax expense (benefit)		$ 31